Loans (Credit Quality Information of Loans Based on MHFG Group's Internal Rating System) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 84,980,549	¥ 83,661,340
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		56,463,093	58,660,514
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,469,440	8,156,341
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,475,834	8,101,668
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,288,571	5,024,018
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,168,408	5,112,673
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,710,990	3,564,869
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,455,338	4,471,423
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,776,149	8,882,125
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,059,891	5,018,387
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,058,472	10,329,010
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[3]	28,517,456	25,000,826
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,527,586	7,465,140
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		625,263	302,891
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		19,322,908	17,195,159
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		41,699	37,636
Financing Receivables Not Impaired | Normal obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		63,820,453	59,248,942
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,600,069	10,883,141
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	8,801,849	11,467,703
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		38,770,143	37,803,998
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,130,139	7,705,495
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,709,697	7,317,972
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,731,189	4,535,793
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,694,532	4,636,236
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,558,659	3,414,781
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,236,485	4,244,101
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,594,132	3,010,708
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	2,888,378	2,716,502
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		226,932	222,410
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	10,590,929	10,873,687
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	72,651	77,947
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	522,815	541,778
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	168,384	172,045
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	169,576	177,965
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	73,437	76,532
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	1,741	1,640
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4]	2,996	3,536
Financing Receivables Not Impaired | Normal obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,579,329	9,822,244
Financing Receivables Not Impaired | Normal obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	5,833,559	8,523,806
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	15,714	23,343
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	10,358	13,332
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	206,848	141,718
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	17,496	17,305
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	529	1,774
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	184,392	196,431
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	3,182,017	5,871,417
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5]	2,148,915	2,170,442
Financing Receivables Not Impaired | Normal obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	67,290	88,044
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		25,050,310	21,444,944
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,988,472	6,949,036
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		623,460	301,072
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		16,430,107	14,192,930
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,271	1,906
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,140	9,454
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	116	209
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4]	9,024	9,245
Financing Receivables Not Impaired | Normal obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,968,290	2,943,897
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	515,716	487,978
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	2,431,047	2,432,189
Financing Receivables Not Impaired | Normal obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5]	21,527	23,730
Financing Receivables Not Impaired | Watch obligors | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		983,629	1,091,660
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	154,430	165,250
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	52,275	189,384
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		618,211	665,061
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		124,530	197,465
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		178,226	172,287
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		91,898	95,223
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		132,233	121,832
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		39,194	35,339
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		23,084	16,716
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	8,346	2,708
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		20,700	23,491
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	154,365	165,244
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	8,305	9,775
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	15,083	15,466
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	18,863	21,109
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	27,000	27,975
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	8,313	8,916
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	265	194
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[4],[6]	375	259
Financing Receivables Not Impaired | Watch obligors | Domestic | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	76,161	81,550
Financing Receivables Not Impaired | Watch obligors | Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	7,602	123,087
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	522	246
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]		55
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	489	476
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2],[5],[6]	5,447	121,201
Financing Receivables Not Impaired | Watch obligors | Domestic | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1,144	1,109
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		365,418	426,599
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		23,389	28,126
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		341,687	398,231
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		342	242
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	65	6
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[4],[6]	65	6
Financing Receivables Not Impaired | Watch obligors | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	44,673	66,297
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	43,503	64,950
Financing Receivables Not Impaired | Watch obligors | Foreign | Other | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[5],[6]	1,170	1,347
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		567,844	615,260
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		488,284	505,631
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		117,579	142,070
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		39,655	40,833
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		71,389	58,075
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		127,082	130,884
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		30,858	27,527
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9,371	12,341
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	5,434	3,739
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		86,916	90,162
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		79,560	109,629
Financing Receivables Impaired | Impaired loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		9
Financing Receivables Impaired | Impaired loans | Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,803	1,819
Financing Receivables Impaired | Impaired loans | Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		76,448	106,650
Financing Receivables Impaired | Impaired loans | Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 1,300	¥ 1,160

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic includes trade receivables and lease receivables of consolidated VIEs.
[3]	The majority of Total foreign consist of Commercial and Industrial loans.
[4]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[5]	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.
[6]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.